SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 18—SEGMENT REPORTING

        With the Company's strategic shifts, beginning on January 1, 2011, the Company realigned its reporting segments to better reflect its new operating structure. Effective January 1, 2011, the new reporting segments are as follows:

  •
  Equipment—Focusing on the Company's equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include Wireless infrastructure technologies.

  •
  Services—Providing services and support of the Company's equipment products and also the new operational support segment. The equipment Based Services are services and support the Company provides to customers after their purchases of equipment, and operational Support Services provide new services consisting of integrated multi-screen viewing from a single managed platform, time and location shifting, and reliable HD streaming These revenues will be generated through advertising, subscription and software license fees.

        The Company's Chief Operating Decision Makers make financial decisions based on information it receives from its internal management system and currently evaluates the operating performance and allocates resources to the reporting segments based on segment revenue and gross profit. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

        Summarized below are the Company's segment net sales, gross profit and segment margin for the years ended December 31, 2013, 2012 and 2011 based on the current reporting segment structure.

	Years ended December 31,
Net Sales by Segment	2013	% of net sales	2012	% of net sales	2011	% of net sales
	(in thousands, except percentages)
Equipment	$141,138	86%	$160,688	86%	$285,493	89%
Services—Equipment Based Services	23,301	14%	25,784	14%	34,539	11%
—Operational Support Services	—	0%	256	0%	544	0%

Total Sales	$164,439	100%	$186,728	100%	$320,576	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2013	Gross profit %	2012	Gross profit %	2011	Gross profit %
	(in thousands, except percentages)
Equipment	$41,250	29%	$64,835	40%	$107,030	37%
Services—Equipment Based Services	(1,030)	-4%	3,546	14%	9,271	27%
—Operational Support Services	—	0%	(223)	-87%	(1,967)	-362%

Total Gross profit	$40,220	24%	$68,158	37%	$114,334	36%

	Years ended December 31,
Segment Margin and Operating Loss	2013	2012	2011
	(in thousands)
Equipment	$24,047	$34,661	$72,598
Services—Equipment Based Services	(1,037)	3,524	9,162
—Operational Support Services	(2,112)	(7,420)	(9,806)

Total segment margin	20,898	30,765	71,954

General and Corporate(1)	(34,131)	(60,308)	(50,679)

Operating Income (Loss)	$(13,233)	$(29,543)	$21,275

(1)
The Company reclassified the investment impairment charged to non-operating conforming to the current way in which management evaluates segment performance, and all the comparable periods re-classified accordingly.

        General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration, common R&D expenses, and restructuring and impairment charges.

        Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2013	% of net sales	2012	% of net sales	2011	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$6,945	4%	$38,544	21%	$157,564	49%
Japan	93,203	57%	99,367	53%	96,257	30%
India	26,595	16%	23,992	13%	30,789	10%
Taiwan	13,332	8%	9,824	5%	7,055	2%
Other	24,364	15%	15,001	8%	28,911	9%

Total	$164,439	100%	$186,728	100%	$320,576	100%

        Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2013	2012
	(in thousands)
China	$3,795	$7,729
Other	976	1,137

Total long-lived assets	$4,771	$8,866